CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		137 Months Ended	146 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Oct. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	214,667	621,857	399,203	933,692	1,105,960	1,107,560	15,365,540	15,764,743
Salaries and benefits	236,356	86,257	397,487	266,936	352,159	434,149	4,268,515	4,666,002
Public relations	80,488	64,631	193,141	75,253	78,729	52,440	855,211	1,048,352
Depreciation	8,260	10,259	24,714	33,612	41,610	63,297	921,140	945,854
Legal	43,143	17,810	131,248	47,297	72,754	65,385	967,331	1,098,579
Professional services	(2,910)	22,140	37,143	89,990	107,540	81,788	1,376,128	1,413,271
General and administrative	47,590	81,222	194,158	199,972	430,877	260,315	2,403,313	2,597,471
Travel	4,942	5,383	22,646	24,691	31,129	51,018	273,636	296,282
Settlement expense	0	0	0	0	0	0	13,241,020	13,241,020
Loss on sale of assets	0	0	0	12,119	12,119	0	54,572	54,572
Impairment loss	0	0	0	0	0	0	16,092,870	16,092,870
Net operating expenses	632,536	909,559	1,399,740	1,683,562	2,220,758	2,115,952	55,764,704	57,219,016
Loss from operations	(632,536)	(909,559)	(1,399,740)	(1,683,562)	(2,232,877)	(2,115,952)	(55,819,276)	(57,219,016)
Other income (expense):
Interest income	4	13	12	128	134	869	198,758	198,770
Interest expense	(126,388)	(114,999)	(367,686)	(333,323)	(450,880)	(364,804)	(6,375,156)	(6,742,842)
Debt conversion expense	0	0	0	0	0	0	(103,437)	(103,437)
Gain (loss) on change in fair value of warrant liability	(11,506)	21,650	(30,728)	6,408	38,836	18,428	(3,635,198)	(3,665,926)
Other income	0	0	0	0	0	0	1,350,390	1,350,390
Income from Elle Venture	0	0	0	0	0	0	300,000	300,000
Foreign exchange gain	0	0	0	0	0	0	505	505
Gain on settlement of debt to related party	0	0	0	0	0	0	7,366	7,366
Total other income (expense)	(137,890)	(93,336)	(398,402)	(326,787)	(411,910)	(345,507)	(8,256,772)	(8,655,174)
Net loss	$ (770,426)	$ (1,002,895)	$ (1,798,142)	$ (2,010,349)	$ (2,644,787)	$ (2,461,459)	$ (64,076,048)	$ (65,874,190)
Basic and diluted net loss per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average number of shares of common stock outstanding	828,103,194	697,892,432	794,214,628	663,840,046	677,767,166	618,542,673